Defined benefit plans (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Defined Benefit Plans

	2020	2019
Retirement benefit plans	4,318	4,076
Other post-employment benefit plans	275	283
Total defined benefit plans	4,593	4,359

Retirement benefit plans in surplus	43	1
Total defined benefit assets	43	1

Retirement benefit plans in deficit	4,361	4,077
Other post-employment benefit plans in deficit	275	283
Total defined benefit liabilities	4,636	4,360

Summary of Movements of Defined Benefit Plans

	2020			2019
Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
At January 1	4,076	283	4,359	3,714	275	3,989
Defined benefit expenses	104	18	122	227	17	244
Remeasurements of defined benefit plans	350	10	360	607	5	612
Contributions paid	(54)	-	(54)	(298)	-	(298)
Benefits paid	(103)	(16)	(119)	(100)	(18)	(118)
Net exchange differences	(61)	(19)	(80)	14	4	18
Other	5	-	5	(89)	-	(88)
At December 31	4,318	275	4,593	4,076	283	4,359

Summary of Amounts Recognized in Statement of Financial Positions
The amounts recognized in the statement of financial position are determined as follows:

	2020			2019
	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Present value of wholly or partly funded obligations	4,858	-	4,858	4,807	-	4,807
Fair value of plan assets	(4,466)	-	(4,466)	(4,420)	-	(4,420)
	392	-	392	386	-	386
Present value of wholly unfunded obligations 1)	3,926	275	4,201	3,690	283	3,973
At December 31	4,318	275	4,593	4,076	283	4,359

1
As all pension obligations are insured at subsidiary Aegon Levensverzekering almost all assets held by Aegon Nederland backing retirement benefits of EUR 2,845 millions (2019: EUR 2,736 million) do not meet the definition of plan assets and as such were not deducted in calculating this amount. Instead, these assets are recognized as general account assets. Consequently, the return on these assets does not form part of the calculation of defined benefit expenses.

Summary of Fair Value of Plan Assets
The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2020 and 2019.

	2020			2019
Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	52	11	63	148	8	157
Net interest on the net defined benefit liability (asset)	52	7	59	80	9	89
Past service cost	1	-	1	(1)	-	(1)
Total defined benefit expenses	104	18	122	227	17	244

		2018
	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	121	10	131
Net interest on the net defined benefit liability (asset)	87	8	96
Past service cost	(16)	(5)	(21)
Total defined benefit expenses	192	13	206

Summary of Breakdown of Plan Assets for Retirement of Benefit Plans

	2020					2019
Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets
Equity instruments	154	-	154	3%	160	3	164	4%
Debt instrument	450	717	1,167	26%	465	361	826	19%
Real estate	-	110	110	2%	-	119	119	3%
Derivatives	-	16	16	0%	-	57	57	1%
Investment funds	2	2,449	2,451	55%	3	2,484	2,487	56%
Other	3	563	567	13%	15	752	767	17%
At December 31	610	3,856	4,466	100%	644	3,776	4,420	100%

Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations

Actuarial assumptions used to determine defined benefit obligations at year-end	2020		2019
Demographic actuarial assumptions
Mortality	UK mortality table	1)	UK mortality table	2)

Financial actuarial assumptions
Discount rate	1.45%		2.08%
Price inflation	2.95%		3.08%
1	Club Vita tables based on analysis of Scheme membership CMI 2019 1.5%/1.25% p.a. (males/females)
2	Club Vita tables based on analysis of Scheme membership CMI 2019 1.5%/1.25% p.a. (males/females)
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation
	2020	2019
Demographic actuarial assumptions
10% increase in mortality rates	(55)	(48)
10% decrease in mortality rates	63	54

Financial actuarial assumptions
100 basis points increase in discount rate	(330)	(306)
100 basis points decrease in discount rate	448	414
100 basis points increase in price inflation	172	130
100 basis points decrease in price inflation	(316)	(281)

Commissions and expenses [member]
Statement [LineItems]
Summary of Movements of Defined Benefit Plans

Movements during the year of the present value of the defined benefit obligations	2020	2019
At January 1	8,779	7,514
Current year service cost	63	157
Interest expense	175	221
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	(51)	40
- Actuarial gains and losses arising from changes in financial assumptions	859	1,126
Past service cost	1	(1)
Contributions by plan participants	-	8
Benefits paid	(362)	(353)
Net exchange differences	(409)	144
Other	5	(76)
At December 31	9,059	8,779

Summary of Breakdown of Plan Assets for Retirement of Benefit Plans

Movements during the year in plan assets for retirement benefit plans	2020	2019
At January 1	4,420	3,525
Interest income (based on discount rate)	116	133
Remeasurements of the net defined liability (asset)	448	566
Contributions by employer	54	306
Benefits paid	(243)	(235)
Net exchange differences	(329)	126
At December 31	4,466	4,420

Aegon United Kingdom [member]
Statement [LineItems]
Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period

Target allocation of plan assets for retirement benefit plans for the next annual period is:
Equity instruments	29.5%
Debt instruments	70.5%

Aegon United States of America [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations

Actuarial assumptions used to determine defined benefit obligations at year-end	2020	2019
Demographic actuarial assumptions
Mortality	US mortality table 1)	US mortality table 1)

Financial actuarial assumptions
Discount rate 2)	2.47%/2.18%	3.23%/3.02%
Salary increase rate	4.00%	4.00%
Health care trend rate	6.30%	6.60%

1
2020 assumption
-PRI-2012
Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale
MP-2020.
Comparative figures are as included in the Integrated Annual Report 2019.

2	Aegon USA has separate discount rates beginning with 2018 – 2.47% for all pension plans and 2.18% for post retirement welfare 2019 and 2020.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation
	2020	2019

Demographic actuarial assumptions
10% increase in mortality rates	(86)	(83)
10% decrease in mortality rates	95	92

Financial actuarial assumptions
100 basis points increase in discount rate	(422)	(417)
100 basis points decrease in discount rate	521	514
100 basis points increase in salary increase rate	29	29
100 basis points decrease in salary increase rate	(25)	(27)
100 basis points increase in health care trend rate	13	12
100 basis points decrease in health care trend rate	(12)	(11)

Target Allocation of Plan Assets for Retirement Benefit Plans for the Next Annual Period

Target allocation of plan assets for retirement benefit plans for the next annual period is:
Equity instruments	19-28%
Debt instruments	47-58%
Other	20-28%

Aegon Nederland N.V. [member]
Statement [LineItems]
Summary of Actuarial Assumptions used to Determine Defined Benefit Obligations

Actuarial assumptions used to determine defined benefit obligations at year-end	2020	2019
Demographic actuarial assumptions
Mortality	NL mortality table 1)	NL mortality table 1)

Financial actuarial assumptions
Discount rate	0.51%	0.94%
Salary increase rate 2)	Curve 2020	Curve 2019
Indexation 3)	55.6% of Curve 2020	59.2 % of Curve 2019

1	Based on prospective mortality table of the Dutch Actuarial Society with minor methodology adjustments.
2	Based on Dutch Consumer Price Index.
3	Based on Dutch Consumer Price Index.
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions of the retirement benefit plan would have the following effects per year-end:

1	Aegon Nederland deducts employee contributions from the total pension expenses.

	Estimated approximate effects on the defined benefit obligation
	2020	2019
Demographic actuarial assumptions
10% increase in mortality rates	(110)	(100)
10% decrease in mortality rates	124	112

Financial actuarial assumptions
100 basis points increase in discount rate	(703)	(645)
100 basis points decrease in discount rate	977	893
100 basis points increase in salary increase rate	-	1
25 basis points increase in indexation	213	194
25 basis points decrease in indexation	(192)	(177)